Inventories - Details of Inventories (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of inventories [Line Items]
Merchandise	₩ 183,202	₩ 166,614
Supplies	26,581	13,195
Inventories	209,783	179,809
Gross amount [member]
Disclosure of inventories [Line Items]
Merchandise	191,323	174,255
Supplies	26,581	13,195
Inventories	217,904	187,450
Accumulated impairment [member]
Disclosure of inventories [Line Items]
Merchandise	(8,121)	(7,641)
Supplies	0	0
Inventories	₩ (8,121)	₩ (7,641)